Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	December 31,
	2011	2012

Construction in progress	$21,002	$36,530
Office building	44,064	44,515
Motor vehicles	676	683
Plant and machinery	10,702	10,766
Furniture, fixtures and equipment	5,152	4,569
Software	10,318	8,258
Leasehold improvements	7,448	6,837

	$99,362	$112,158
Less: accumulated depreciation	(29,383)	(31,544)

Property, plant and equipment, net	$69,979	$80,614

The Group recorded depreciation expenses of $2,769, $3,160 and $3,615 for the years ended December 31, 2010, 2011 and 2012, respectively.